Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other current assets [abstract]
VAT Receivable	$ 544	$ 508
Withholding tax recoverable	73	108
Prepaid expenses - third party	943	898
Receivables associated companies		1
Other receivables and current assets	963	1,165
Total other current assets	$ 2,523	$ 2,680